Significant Accounting Policies - Related Parties Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Concentration Risk [Line Items]
Amounts due from related parties	¥ 578,454	¥ 476,698	$ 88,907
Amount Due from Related Parties | Credit Concentration Risk
Concentration Risk [Line Items]
Amounts due from related parties	¥ 566,732	¥ 457,100
Concentration risk, percentage	98.00%	95.00%
Amount Due from Related Parties | Credit Concentration Risk | Company C
Concentration Risk [Line Items]
Amounts due from related parties	¥ 566,732	¥ 457,100
Concentration risk, percentage	98.00%	95.00%